Rx Fundamental Growth Fund
RX FUNDAMENTAL GROWTH FUND
INVESTMENT OBJECTIVES
The Rx Fundamental Growth Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rx Fundamental Growth Fund	Institutional Class Shares	Advisor Class Shares	Class P Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%	none
Redemption Fee (as a % of amount redeemed)	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rx Fundamental Growth Fund		Institutional Class Shares	Advisor Class Shares	Class P Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	1.00%	none
Other Expenses	[1]	0.63%	0.63%	0.88%
Total Annual Fund Operating Expenses		1.63%	2.63%	1.88%
Less Fee Waiver and/or Expense Limitation	[2]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.10%	2.10%	1.35%
[1]	"Other Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1. 3 5% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through March 31, 2016 , and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Fundamental Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	462	837	1,888
Advisor Class Shares	313	767	1,348	2,925
Class P Shares	137	539	967	2,158

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Fundamental Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	112	462	837	1,888
Advisor Class Shares	213	767	1,348	2,925
Class P Shares	137	539	967	2,158

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 71.01% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio.
The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a proprietary optimization model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.
The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.
The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., growth stocks) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.
Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.
Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.
Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/872.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/873.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/874.htm for the Class P Shares.

Institutional Class Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.00% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was 0.09% (quarter ended September 30, 2014). The Fund's year-to-date return as of December 31, 2014, the end of the most recent calendar quarter, was 8.80%.

Average Annual Total Returns Periods Ended December 31, 2014
Average Annual Total Returns - Rx Fundamental Growth Fund	Past 1 Year	Since Inception		Inception Date
Institutional Class Shares	8.80%	14.31%	[1]	Oct. 17, 2013
Institutional Class Shares After taxes on distributions	8.80%	14.31%	[1]
Institutional Class Shares After taxes on distributions and sale of shares	4.98%	11.65%	[1]
Institutional Class Shares S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	4.81%	[1]
Advisor Class Shares	7.79%	15.05%	[1]	Nov. 04, 2013
Advisor Class Shares S&P Global Broad Market Index (reflects no deductions for fees and expenses)	1.96%	4.62%	[1]
[1]	The Institutional Class Shares began operating on October 17, 2013. The Advisor Class Shares began operating on November 4, 2013. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.